Information related to guaranteed securities issued by subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018
Unproved oil and gas properties	5,999	112	—	—	112	6,111	—
Proved oil and gas properties	88,572	144	—	—	144	88,716	4,091
Support Equipment	83,822	649	—	389	1,038	84,860	6

Gross Capitalized costs	178,393	905	—	389	1,294	179,687	4,097
Depreciation, depletion and amortization	(60,890)	(544)	—	(29)	(573)	(61,463)	(1,410)

Net capitalized costs	117,503	361	—	360	721	118,224	2,687

December 31, 2017
Unproved oil and gas properties	5,803	109	—	—	109	5,912	—
Proved oil and gas properties	96,195	111	4,656	—	4,767	100,962	3,134
Support Equipment	86,021	606	81	392	1,079	87,100	6

Gross Capitalized costs	188,019	826	4,737	392	5,955	193,974	3,140
Depreciation, depletion and amortization	(63,245)	(504)	(2,217)	(12)	(2,733)	(65,978)	(1,287)

Net capitalized costs	124,774	322	2,520	380	3,222	127,996	1,853

December 31, 2016
Unproved oil and gas properties	6,978	115	276	—	391	7,369	—
Proved oil and gas properties	87,925	88	4,264	—	4,352	92,277	2,811
Support Equipment	84,549	473	70	4	547	85,096	6

Gross Capitalized costs	179,452	676	4,610	4	5,290	184,742	2,817
Depreciation, depletion and amortization	(55,580)	(348)	(1,917)	(4)	(2,269)	(57,849)	(1,165)

Net capitalized costs	123,872	328	2,693	—	3,021	126,893	1,652

Summary of Costs Incurred

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018
Acquisition costs:
Proved	—	—	—	—	—	—	—
Unproved	832	—	—	—	—	832	—
Exploration costs	776	10	1	—	11	787	5
Development costs	9,685	32	229	—	261	9,946	252

Total	11,293	43	230	—	272	11,565	257

December 31, 2017
Acquisition costs:
Proved	—	—	—	—	—	—	—
Unproved	903	—	—	—	—	903	—
Exploration costs	1,223	33	4	—	37	1,260	4
Development costs	11,553	23	230	—	253	11,806	294

Total	13,679	56	234	—	290	13,969	298

December 31, 2016
Acquisition costs:
Proved	—	98	—	—	98	98	—
Unproved	—	—	—	—	—	—	—
Exploration costs	1,459	44	6	1	51	1,510	5
Development costs	12,429	176	148	—	324	12,753	389

Total	13,888	318	154	1	473	14,361	394

Summary of Operations for Oil and Gas Producing Activities

Results of operations for oil and gas producing activities

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2018

Net operation revenues:
Sales to third parties	1,142	190	998	—	1,188	2,330	375
Intersegment	50,052	—	—	—	—	50,052	—

	51,194	190	998	—	1,188	52,382	375
Production costs	(19,741)	(77)	(152)	—	(229)	(19,970)	(40)
Exploration expenses	(516)	(7)	(1)	—	(8)	(524)	(2)
Depreciation, depletion and amortization	(8,716)	(40)	(221)	(21)	(282)	(8,998)	(109)

Impairment of oil and gas properties	(686)	—	(705)	—	(705)	(1,391)	—
Other operating expenses	(2,188)	(839)	(88)	(38)	(965)	(3,153)	(12)

Results before income tax expenses	19,347	(773)	(169)	(59)	(1,001)	18,346	212
Income tax expenses	(6,576)	263	57	20	340	(6,236)	-162

Results of operations (excluding corporate overhead and interest costs)	12,771	(510)	(112)	(39)	(661)	12,110	50

December 31, 2017

Net operation revenues:
Sales to third parties	482	215	725	—	940	1,422	443
Intersegment	40,762	—	—	—	—	40,762	—

	41,244	215	725	—	940	42,184	443
Production costs	(17,894)	(71)	(163)	—	(234)	(18,128)	(51)
Exploration expenses	(686)	(37)	(77)	—	(114)	(800)	1
Depreciation, depletion and amortization	9,466	(44)	(302)	(8)	(354)	(9,820)	(123)

Impairment of oil and gas properties	169	(13)	(113)	—	(126)	43	—
Other operating expenses	(2,571)	(12)	(125)	(274)	(411)	(2,982)	(19)

Results before income tax expenses	10,796	38	(55)	(282)	(299)	10,497	251
Income tax expenses	3,672	(13)	18	96	101	(3,571)	(98)

Results of operations (excluding corporate overhead and interest costs)	7,124	25	(37)	(186)	(198)	6,926	153

December 31, 2016

Net operation revenues:
Sales to third parties	693	224	563	—	787	1,480	381
Intersegment	31,689	506	—	—	506	32,195	31

	32,382	730	563	—	1,293	33,675	412
Production costs	(13,939)	(315)	(132)	—	(447)	(14,386)	(56)
Exploration expenses	(1,603)	(35)	(122)	(1)	(158)	(1,761)	(4)
Depreciation, depletion and amortization	(10,051)	(99)	(327)	—	(426)	(10,477)	(170)

Impairment of oil and gas properties	(3,102)	(126)	(44)	—	(170)	(3,272)	—
Other operating expenses	(1,497)	(97)	(184)	22	(259)	(1,756)	(28)

Income before income tax expenses	2,190	58	(246)	21	(167)	2,023	154
Income tax expenses	(745)	(44)	—	12	(32)	(777)	(108)

Results of operations (excluding corporate overhead and interest costs)	1,445	14	(246)	33	(199)	1,246	46

Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities (*)	Crude oil in Brazil	South America	North America	Africa	Total of crude oil abroad	Synthetic oil in Brazil	Total
Reserves at December 31, 2015	8,544.1	52.3	90.6	—	142.9	6.9	8,693.9

Revisions of previous estimates	179.5	0.1	17.9	—	18.0	0.8	198.4
Extensions and discoveries	87.8	—	—	—	—	—	87.8
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(46.6)	—	—	(46.6)	—	(46.6)
Purchases of reserves	—	0.7	—	—	0.7	—	0.7
Production for the year	(748.5)	(5.7)	(12.1)	—	(17.8)	(0.9)	(767.2)

Reserves at December 31, 2016	8,063.0	0.8	96.4	—	97.3	6.8	8,167.1

Revisions of previous estimates	649.3	0.3	31.4	—	31.7	0.2	681.1
Extensions and discoveries	69.1	0.3	—	—	0.3	—	69.4
Improved Recovery	212.7	—	—	—	—	—	212.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(744.6)	(0.2)	(13.2)	—	(13.4)	(1.0)	(759.0)

Reserves at December 31, 2017 (1)	8,249.4	1.2	114.6	—	115.8	6.0	8,371.3

Transfers by loss of control (2)	—	—	(100.4)	—	(100.4)	—	(100.4)
Revisions of previous estimates	342.7	—	—	—	—	(0.3)	342.5
Extensions and discoveries	308.5	0.6	—	—	0.6	—	309.1
Improved Recovery	224.2	—	—	—	—	—	224.2
Sales of reserves	(254.8)	—	—	—	—	—	(254.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(701.3)	(0.3)	(14.3)	—	(14.5)	(0.9)	(716.8)

Reserves at December 31, 2018	8,168.7	1.6	—	—	1.6	4.8	8,175.1

(1)	In 2017, total proved reserves includes 263.7 million barrels related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Crude oil in Brazil	South America	North America	Africa	Total of crude oil abroad	Brazil’s Synthetic Oil	Total
Reserves at December 31, 2015	—	14.6	—	65.8	80.4	—	80.4

Revisions of previous estimates	—	—	—	11.9	11.9	—	11.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(14.1)	—	—	(14.1)	—	(14.1)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	—	—	69.0	69.0	—	69.0

Revisions of previous estimates	—	—	—	2.6	2.6	—	2.6
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.2)	(8.2)	—	(8.2)

Reserves at December 31, 2017	—	—	—	63.4	63.4	—	63.4

Transfers by loss of control (2)		—	100.4	—	100.4	—	100.4
Revisions of previous estimates	—	—	(0.9)	3.7	2.9	—	2.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(80.4)	—	(80.4)	—	(80.4)
Purchases of reserves	—	—	7.9	—	7.9	—	7.9
Production for the year	—	—	(0.4)	(7.3)	(7.7)	—	(7.7)

Reserves at December 31, 2018 (1)	—	—	26.6	59.8	86.4	—	86.4

(1)	In 2018, total proved reserves includes 59.8 million barrels related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy” ) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities (*)	Natural Gas in Brazil	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2015	9,587.7	680.5	138.5	—	819.1	9.3	10,416.1

Revisions of previous estimates	(476.2)	22.9	(19.3)	—	3.6	1.2	(471.4)
Extensions and discoveries	92.1	—	—	—	—	—	92.1
Improved Recovery	0.1	—	—	—	—	—	0.1
Sales of reserves	—	(631.9)	—	—	(631.9)	—	(631.9)
Purchases of reserves	—	93.3	—	—	93.3	—	93.3
Production for the year	(809.7)	(50.9)	(32.1)	—	(82.9)	(1.4)	(894.0)

Reserves at December 31, 2016	8,394.0	113.9	87.2	—	201.1	9.2	8,604.3

Revisions of previous estimates	(81.5)	19.5	(24.9)	—	(5.5)	0.1	(86.9)
Extensions and discoveries	37.4	41.0	—	—	41.0	—	78.4
Improved Recovery	204.2	—	—	—	—	—	204.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(877.9)	(14.2)	(21.3)	—	(35.5)	(1.2)	(914.6)

Reserves at December 31, 2017 (1)	7,676.1	160.2	40.9	—	201.1	8.1	7,885.3

Transfers by loss of control (2)	—	—	(36.8)	—	(36.8)	—	(36.8)
Revisions of previous estimates	737.2	—	—	—	—	(1.0)	736.2
Extensions and discoveries	136.8	70.1	—	—	70.1	—	206.9
Improved Recovery	207.6	—	—	—	—	—	207.6
Sales of reserves	(165.5)	—	—	—	—	—	(165.5)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(801.8)	(16.2)	(4.1)	—	(20.3)	(1.3)	(823.5)

Reserves at December 31, 2018	7,790.5	214.1	—	—	214.1	5.7	8,010.3

(1)	In 2017, total proved reserves includes 173.7 billion cubic feet related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Natural Gas in Brazil	South America	North America	Africa (1)	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2015	—	16.9	—	16.6	33.5	—	33.5

Revisions of previous estimates	—	—	—	(4.1)	(4.1)	—	(4.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.8)	—	—	(16.8)	—	(16.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.1)	—	—	(0.1)	—	(0.1)

Reserves at December 31, 2016	—	—	—	12.5	12.5	—	12.5

Revisions of previous estimates	—	—	—	5.7	5.7	—	5.7
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(0.9)	(0.9)	—	(0.9)

Reserves at December 31, 2017	—	—	—	17.3	17.3	—	17.3

Transfers by loss of control (2)	—	—	36.8	—	36.8	—	36.8
Revisions of previous estimates	—	—	(3.1)	34.8	31.8	—	31.8
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(29.7)	—	(29.7)	—	(29.7)
Purchases of reserves	—	—	6.9	—	6.9	—	6.9
Production for the year	—	—	(0.1)	(4.8)	(4.9)	—	(4.9)

Reserves at December 31, 2018 (1)	—	—	10.8	47.3	58.1	—	58.1

(1)	In 2018, total proved reserves includes 47.3 billion cubic feet related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 32% of our total proved reserves of natural gas at December, 2018.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2018, 2017 and 2016:

		Abroad
Proved developed and undeveloped reserves (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	10,142.1	165.7	113.7	—	279.4	8.5	10,430.0

Revisions of previous estimates	100.2	3.9	14.7	—	18.6	1.0	119.8
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(151.9)	—	—	(151.9)	—	(151.9)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.2)	(17.4)	—	(31.6)	(1.2)	(916.2)

Reserves at December 31, 2016	9,462.0	19.8	111.0	—	130.8	8.3	9,601.1

Revisions of previous estimates	635.7	3.5	27.2	—	30.7	0.2	666.6
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	—	(19.3)	(1.2)	(911.4)

Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	—	149.3	7.4	9,685.5

Transfers by loss of control (2)	—	—	(106.5)	—	(106.5)	—	(106.5)
Revisions of previous estimates	465.6	—	—	—	—	(0.4)	465.2
Extensions and discoveries	331.3	12.3	—	—	12.3	—	343.6
Improved Recovery	258.8	—	—	—	—	—	258.8
Sales of reserves	(282.4)	—	—	—	—	—	(282.4)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(834.9)	(3.0)	(15.0)	—	(17.9)	(1.2)	(854.0)

Reserves at December 31, 2018	9,467.1	37.2	—	—	37.2	5.8	9,510.1

(1)	In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	—	17.4	—	68.6	86.0	—	86.0

Revisions of previous estimates	—	—	—	11.2	11.2	—	11.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.9)	—	—	(16.9)	—	(16.9)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	0.0	—	71.1	71.1	—	71.1

Revisions of previous estimates	—	—	—	3.5	3.5	—	3.5
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.3)	(8.3)	—	(8.3)

Reserves at December 31, 2017	—	—	—	66.3	66.3	—	66.3

Transfers by loss of control (2)	—	—	106.5	—	106.5	—	106.5
Revisions of previous estimates	—	—	(1.4)	9.6	8.2	—	8.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	(85.4)	—	(85.4)	—	(85.4)
Purchases of reserves	—	—	9.1	—	9.1	—	9.1
Production for the year	—	—	(0.5)	(8.1)	(8.6)	—	(8.6)

Reserves at December 31, 2018 (1)	—	—	28.4	67.7	96.1	—	96.1

(1)	In 2018, total proved reserves includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale.
(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

		Abroad
Proved developed and undeveloped reserves - Consolidated and Equity Method Investees (*)	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2015	10,142.1	183.1	113.7	68.6	365.4	8.5	10,516.0

Revisions of previous estimates	100.2	3.9	14.7	11.2	29.8	1.0	131.0
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Sales of reserves	—	(168.8)	—	—	(168.8)	—	(168.8)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.7)	(17.4)	(8.7)	(40.8)	(1.2)	(925.4)

Reserves at December 31, 2016	9,462.0	19.8	111.0	71.1	201.8	8.3	9,672.2

Revisions of previous estimates	635.7	3.5	27.2	3.5	34.3	0.2	670.1
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	(8.3)	(27.7)	(1.2)	(919.8)

Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	66.3	215.6	7.4	9,751.7

Revisions of previous estimates	465.6	—	(1.4)	9.6	8.2	(0.4)	473.3
Extensions and discoveries	331.3	12.3	—	—	12.3	—	343.6
Improved Recovery	258.8	—	—	—	—	—	258.8
Sales of reserves	(282.4)	—	(85.4)	—	(85.4)	—	(367.8)
Purchases of reserves	—	—	9.1	—	9.1	—	9.1
Production for the year	(834.9)	(3.0)	(15.4)	(8.1)	(26.5)	(1.2)	(862.6)

Reserves at December 31, 2018 (1)	9,467.1	37.2	28.4	67.7	133.3	5.8	9,606.2

(1)

In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale in Brazil; and in 2018, includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale in Africa.

(2)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.

(*)	Apparent differences in the sum of the numbers are due to rounding off.

Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves

	2018				2017				2016
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,339.5	4.8	4,807.0	5.7	4,282.2	6.0	4,515.9	8.1	4,250.1	6.8	5,034.2	9.2
South America	1.0	—	83.5	—	0.7	—	56.7	—	0.5	—	33.7	—
North America	—	—	—	—	72.1	—	24.2	—	79.6	—	83.6	—
Africa	—	—	—	—	—	—	—	—	—	—	—	—

Abroad	1.0	—	83.5	—	72.8	—	80.9	—	80.1	—	117.3	—

Total Consolidated Entities	4,340.5	4.8	4,890.5	5.7	4,355.0	6.0	4,596.8	8.1	4,330.2	6.8	5,151.5	9.2

Equity Method Investees
Brazil	—	—	—	—	—	—	—	—	—	—	—	—
South America	—	—	—	—	—	—	—	—	—	—	—	—
North America (2)	20.0	—	8.3	—	—	—	—	—	—	—	—	—
Africa	30.9	—	27.6	—	29.6	—	9.3	—	32.5	—	8.6	—

Abroad	51.0	—	35.9	—	29.6	—	9.3	—	32.5	—	8.6	—

Total Equity Method Investees	51.0	—	35.9	—	29.6	—	9.3	—	32.5	—	8.6	—

Total Consolidated and Equity Method Investees (1)	4,391.5	4.8	4,926.4	5.7	4,384.6	6.0	4,606.0	8.1	4,362.7	6.8	5,160.1	9.2

Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,829.2	—	2,983.5	—	3,967.2	—	3,160.2	—	3,812.9	—	3,359.7	—
South America	0.5	—	130.6	—	0.5	—	103.5	—	0.3	—	80.2	—
North America	—	—	—	—	42.6	—	16.7	—	16.8	—	3.6	—
Africa	—	—	—	—	—	—	—	—	—	—	—	—

Abroad	0.5	—	130.6	—	43.0	—	120.2	—	17.1	—	83.8	—

Total Consolidated Entities	3,829.7	—	3,114.1	—	4,010.2	—	3,280.5	—	3,830.0	—	3,443.6	—

Equity Method Investees
Brazil	—	—	—	—	—	—	—	—	—	—	—	—
South America	—	—	—	—	—	—	—	—	—	—	—	—
North America (2)	6.5	—	2.5	—	—	—	—	—	—	—	—	—
Africa	28.9	—	19.7	—	33.8	—	8.0	—	36.5	—	3.9	—

Abroad	35.4	—	22.2	—	33.8	—	8.0	—	36.5	—	3.9	—

Total Equity Method Investees	35.4	—	22.2	—	33.8	—	8.0	—	36.5	—	3.9	—

Total Consolidated and Equity Method Investees (1)	3,865.1	—	3,136.3	—	4,044.0	—	3,288.5	—	3,866.5	—	3,447.5	—

(1)

It includes amounts related to assets held for sale in 2017 (191.9 million barrels of oil and 131.8 billion cubic feet of natural gas in net proved developed reserves and 71.9 million barrels of oil and 41.9 billion cubic feet of natural gas in net proved undeveloped reserves) in Brazil and in 2018 (30.9 million barrels of oil and 27.6 billion cubic feet of natural gas in net proved developed reserves and 28.9 million barrels of oil and 19.7 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).

(2)	In 2018, North America oil reserves includes 4.2% of natural gas liquid (NGL) in proved developed reserves and 3.6% of NGL in proved undeveloped reserves.
(*)	Apparent differences in the sum of the numbers are due to rounding off.

Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities

	Consolidated entities
		Abroad				Equity Method Investees (3)
	Brazil (2)	South America	North America	Total	Total
December 31, 2018
Future cash inflows	601,754	1,112	—	1,112	602,866	5,998
Future production costs	(269,942)	(425)	—	(425)	(270,367)	(1,570)
Future development costs	(34,119)	(218)	—	(218)	(34,337)	(520)
Future income tax expenses	(111,522)	(91)	—	(91)	(111,613)	(1,006)

Undiscounted future net cash flows	186,171	379	—	379	186,549	2,903
10 percent midyear annual discount for timing of estimated cash flows (1)	(75,050)	(194)	—	(194)	(75,244)	(613)

Standardized measure of discounted future net cash flows	111,121	185	—	185	111,305	2,290

December 31, 2017
Future cash inflows	439,058	912	5,361	6,274	445,332	3,487
Future production costs	(213,037)	(412)	(2,291)	(2,703)	(215,740)	(857)
Future development costs	(46,731)	(147)	(649)	(796)	(47,527)	(524)
Future income tax expenses	(63,087)	(89)	(86)	(175)	(63,262)	(339)

Undiscounted future net cash flows	116,204	265	2,335	2,600	118,803	1,768
10 percent midyear annual discount for timing of estimated cash flows (1)	(52,516)	(138)	(707)	(845)	(53,361)	(474)

Standardized measure of discounted future net cash flows	63,687	126	1,628	1,755	65,442	1,294

December 31, 2016
Future cash inflows	357,374	600	3,809	4,408	361,783	2,950
Future production costs	(209,413)	(239)	(2,153)	(2,392)	(211,806)	(1,088)
Future development costs	(42,357)	(120)	(531)	(652)	(43,009)	(703)
Future income tax expenses	(46,234)	(65)	(40)	(105)	(46,338)	(229)

Undiscounted future net cash flows	59,370	175	1,084	1,259	60,630	929
10 percent midyear annual discount for timing of estimated cash flows(1)	(24,946)	(78)	(255)	(332)	(25,279)	(346)

Standardized measure of discounted future net cash flows	34,424	98	830	927	35,351	584

(1)	Semiannual capitalization
(2)	Includes the amount of US$ 1,770 million related to assets classified as held for sale in 2017.
(3)	Includes the amount of US$ 1,675 million related to PO&G assets classified as held for sale in 2018.

Summary of Standardized Measure of Discounted Future Net Cash Flow Projections

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil (1)	South America	North America	Total	Total
Balance at January 1, 2018	63,687	126	1,628	1,755	65,442	1,294
Transfers by loss of control (3)	—	—	(1,428)	(1,428)	(1,428)	1,428

Sales and transfers of oil and gas, net of production cost	(31,429)	(76)	(844)	(921)	(32,350)	(369)
Development cost incurred	9,685	32	229	261	9,946	252

Net change due to purchases and sales of minerals in place	(4,773)	—	—	—	(4,773)	(1,770)
Net change due to extensions, discoveries and improved recovery related costs	11,284	123	—	123	11,407	—
Revisions of previous quantity estimates	10,688	—	—	—	10,688	50

Net change in prices, transfer prices and in production costs	72,662	44	383	427	73,089	1,740
Changes in estimated future development costs	1,857	(76)	(118)	(194)	1,664	(93)
Accretion of discount	6,369	19	150	169	6,537	129
Net change in income taxes	(28,910)	(4)	—	(4)	(28,914)	(489)
Other - unspecified	—	(4)	—	(4)	(4)	119

Balance at December 31, 2018	111,121	185	—	185	111,305	2,290

Balance at January 1, 2017	34,424	98	830	927	35,351	583

Sales and transfers of oil and gas, net of production cost	(23,394)	(60)	(564)	(624)	(24,018)	(261)
Development cost incurred	11,553	23	230	253	11,806	294

Net change due to purchases and sales of minerals in place	—	—	—	—	—	—
Net change due to extensions, discoveries and improved recovery related costs	4,187	69	—	69	4,256	—
Revisions of previous quantity estimates	8,264	37	443	480	8,744	51

Net change in prices, transfer prices and in production costs	50,326	3	735	738	51,064	494
Changes in estimated future development costs	(15,878)	(31)	(144)	(175)	(16,053)	(25)
Accretion of discount	3,442	14	76	90	3,532	58
Net change in income taxes	(9,237)	(18)	(2)	(20)	(9,257)	(92)
Other - unspecified	—	(9)	25	16	16	190

Balance at December 31, 2017	63,687	126	1,628	1,755	65,442	1,294

Balance at January 1, 2016	42,770	1,205	873	2,078	44,848	511

Sales and transfers of oil and gas, net of production cost	(18,425)	(351)	(432)	(783)	(19,208)	(208)
Development cost incurred	12,429	176	148	324	12,753	389

Net change due to purchases and sales of minerals in place	—	(1,094)	—	(1,094)	(1,094)	(54)
Net change due to extensions, discoveries and improved recovery related costs	1,234	—	484	484	1,718	67
Revisions of previous quantity estimates	1,197	—	223	223	1,420	242

Net change in prices, transfer prices and in production costs	(27,031)	—	(760)	(760)	(27,791)	(477)
Changes in estimated future development costs	9,175	—	231	231	9,406	(18)
Accretion of discount	4,277	162	82	244	4,521	52
Net change in income taxes	8,799	—	(1)	(1)	8,798	62
Other - unspecified	—	(1)	(19)	(19)	(19)	17

Balance at December 31, 2016	34,424	98	830	927	35,351	583

(1)	Includes the amount of US$ 1,770 million related to assets classified as held for sale in 2017.
(2)	Includes the amount of US$ 1,675 million related to PO&G assets classified as held for sale in 2018.
(3)

Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company (“JV”), of which Murphy Exploration & Production Company (“Murphy”) has 80% stake and Petrobras America Inc (“PAI”) 20% stake.